The following tables show the Company’s cash equivalents and available-for-sale securities’ amortized cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category (Details) - USD ($)
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 39,041,000	$ 18,387,000	$ 18,462,000
Debt Securities, Available-for-sale	39,043,000	18,393,000	18,461,000
Cash Equivalents, at Carrying Value	33,138,000	9,424,000	8,761,000
Short-term Investments	1,705,035	2,759,024	9,449,650
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	3,000	7,000
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	(1,000)	(1,000)	(1,000)
Long-term Investments	3,044,000	6,210,000	250,000
Cash and Cash Equivalents [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	33,138,000	9,424,000	8,761,000
Debt Securities, Available-for-sale	33,138,000	9,424,000	8,761,000
Cash Equivalents, at Carrying Value	33,138,000	9,424,000	8,761,000
Cash and Cash Equivalents [Member] | Money Market Funds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	33,138,000	9,424,000	8,761,000
Debt Securities, Available-for-sale	33,138,000	9,424,000	8,761,000
Cash Equivalents, at Carrying Value	33,138,000	9,424,000	8,761,000
Investments [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	5,903,000	8,963,000	9,701,000
Debt Securities, Available-for-sale	5,905,000	8,969,000	9,700,000
Short-term Investments	2,861,000	2,759,000	9,450,000
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	3,000	7,000
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	(1,000)	(1,000)	(1,000)
Long-term Investments	3,044,000	6,210,000	250,000
Investments [Member] | Commercial Paper [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis		700,000	8,695,000
Debt Securities, Available-for-sale		700,000	8,694,000
Short-term Investments		700,000	8,694,000
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax			(1,000)
Investments [Member] | Corporate Notes/Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	5,653,000	7,658,000	756,000
Debt Securities, Available-for-sale	5,655,000	7,664,000	756,000
Short-term Investments	2,861,000	2,059,000	756,000
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	3,000	7,000
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	(1,000)	(1,000)
Long-term Investments	2,794,000	5,605,000
Investments [Member] | Convertible Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	250,000	605,000	250,000
Debt Securities, Available-for-sale	250,000	605,000	250,000
Long-term Investments	$ 250,000	$ 605,000	$ 250,000